Description of the business and summary of significant accounting policies - Revenue recognition and financial instruments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Non-ticket revenues
Air travel-related services		$ 6,293,747	$ 5,055,836	$ 3,418,654
Non-air travel-related services		589,338	494,864	441,393
Cargo		170,973	171,621	189,292
Total non-ticket revenues	$ 357,431	7,054,058	5,722,321	4,049,339
Impairment on accounts receivable		$ 4,720	$ 9,164	$ 8,825